Related Party Transactions - Compensation of Key Management Personnel (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Salaries and short-term benefits	$ 7,255	$ 4,505
Share-based compensation	9,237	5,871
Key management personnel compensation	$ 16,492	$ 10,376